Other Operating Income - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Feb. 28, 2012	Jul. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2010 Office Building Sold	Jan. 31, 2011 Ruike	Dec. 31, 2010 Ruike	Jul. 19, 2010 Ruike
Components of Other Operating Income [Line Items]
Other operating income			$ 2,121	$ 1,124	$ 2,824
Gain from disposal of other asset					903
Gain from write off long term outstanding accounts			659
Gain from net off outstanding accounts with third party			301
Percentage of legal ownership									70.00%
Office building carrying amount						3,155			3,155
Percentage of ownership interests sold					100.00%		70.00%
Equity interest sale consideration							4,058
Deposit received for disposal of other asset	1,193							2,773
Sale consideration of office building		$ 4,058